Related party transactions (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Mar. 21, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 USD ($) director	Dec. 31, 2020 CNY (¥) director	Dec. 31, 2019 CNY (¥) director	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related party transactions
Cost and expenses allocated from the related party					¥ 24,994	¥ 48,687
Interest income from loans to the related party					(43,156)
Share-based compensation awards to employees of the related party				¥ 3,471	(34,684)
Net cash advances (to)/from the related party			$ (45)	(293)	697,754	445,319
Loans provided to the related party			(6,130)	(40,000)	(137,000)	(52,048)
Principal of loans collected from the related party			6,130	40,000	122,000	52,048
Principal of borrowings proceeds from the related party						26,711
Principal of borrowings repaid to the related party					(23,831)	(32,150)
Equity transfer consideration paid to the related party					(23,000)
Amounts due from related parties			5				¥ 30		¥ 64
Allowance for credit losses, due from related parties current							(851,249)		(748,427)
Allowance for credit losses, due from related parties noncurrent							(7,369)		(107,589)
Additional provision for allowance for credit losses				7,818	890,700
Increase in amounts due from related party current			$ 1,238	¥ 8,076	(83,020)	(33,352)
Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party	¥ 230,000				230,000
Equity interest (as a percent)	100.00%
Financing transactions | Ganzhou Micro Finance
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party					¥ 230,000
BBAE Holdings Limited
Related party transactions
Number of common directors of the board of directors | director			1	1	1
Beijing Liangduo and Changsha Liangduo | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Collection service fees charged by Beijing Liangduo and Changsha Liangduo				¥ 32,176	¥ 63,400	58,192
Jimu Group
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party					10,000
Amounts due from related parties							¥ 851,249		748,427
Due to related parties, offset against recievables				959,073
Allowance for credit losses, due from related parties current									748,427
Allowance for credit losses, due from related parties noncurrent									107,589
Increase in amounts due from related party current				(7,398)
Jimu Group | Transactions recorded through statement of operations and comprehensive (loss)/income
Related party transactions
Cost and expenses allocated from the related party				3,712	24,994	48,687
Service cost charged by the related party					200,163	529,593
Interest income from loans to the related party				(31)	(43,156)
Interest expense on borrowings from the related party					213	4,094
Jimu Group | Operating transactions
Related party transactions
Technical service fee collected by the related party on behalf of the Group					(64,078)
Payment for guarantee deposit to the related party				(24,788)	(100,269)
Loan interests collected from the related party					3,310
Borrowing interests paid to the related party					(2,047)	(2,259)
Share-based compensation awards to employees of the related party				3,471	(34,684)
Collecting principal and interests from borrowers on behalf of the related party				363,342
Cash repayment to Jimu Group				(100,000)
Amounts due from related parties									64,078
Jimu Group | Financing transactions
Related party transactions
Net cash advances (to)/from the related party				293	(697,754)	(445,319)
Loans provided to the related party				(40,000)	(137,000)	(52,048)
Principal of loans collected from the related party				40,000	122,000	52,048
Principal of borrowings proceeds from the related party						26,711
Principal of borrowings repaid to the related party					(23,831)	¥ (32,150)
Equity transfer consideration paid to the related party					(23,000)
Jimu Group | Financing transactions | US dominated
Related party transactions
Interest rate (as a percent)			3.50%				3.50%
Principal Amount | $								$ 18,401
Jimu Group | Financing transactions | RMB dominated
Related party transactions
Interest rate (as a percent)			11.00%				11.00%
Principal Amount									¥ 154,598
Jimu Group | Financing transactions | RMB dominated | Minimum | Short-term Debt
Related party transactions
Interest rate (as a percent)								7.00%	7.00%
Jimu Group | Financing transactions | RMB dominated | Minimum | Debt
Related party transactions
Interest rate (as a percent)						12.00%
Jimu Group | Financing transactions | RMB dominated | Maximum | Debt
Related party transactions
Interest rate (as a percent)						12.13%
Jimu Group | Techincal Service Fee Borrowers
Related party transactions
Amounts due from related parties									¥ 7,495
Jimu Group | Consultancy Fee From Borrowers
Related party transactions
Amounts due from related parties									55,583
Jimu Group | Other Receivables
Related party transactions
Amounts due from related parties									¥ 1,000
Jimu Group | Shengyuan [Member]
Related party transactions
Repayment of principal and interest collected from borrowers to Shengyuan on behalf of Jimu group		¥ 100,000
Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)			18.00%				18.00%	18.00%	18.00%
Changsha Liangduo Business Consulting Co.,Ltd | Beijing Liangduo Science and Technology Co. Ltd
Related party transactions
Equity interests (as a percent)			100.00%				100.00%	100.00%	100.00%
Qilehui
Related party transactions
Acquisition of Ganzhou Micro Finance from the related party				¥ 10,000
Additional Cash consideration					¥ 13,000
Equity interest (as a percent)								100.00%	100.00%